S000000883 [Member] Expense Example - Wasatch International Growth Fund	Sep. 30, 2025 USD ($)
INVESTOR CLASS SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 150
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	1,757
INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	446
Expense Example, with Redemption, 5 Years	775
Expense Example, with Redemption, 10 Years	$ 1,707